Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,307,000
Previously Paid Amount	0.00
Total Fee Amount	353.20
Total Offset Amount	0.00
Net Fee	353.20
Narrative - Max Aggregate Offering Price	$ 2,307,000
Final Prospectus	true